UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-08606

Deutsche DWS Asset Allocation Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	2/28/2022

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

February 28, 2022
Semiannual Report
to Shareholders
DWS Equity Sector Strategy Fund

Contents
3	Letter to Shareholders
4	Performance Summary
7	Portfolio Management Team
8	Portfolio Summary
10	Investment Portfolio
24	Statement of Assets and Liabilities
26	Statement of Operations
27	Statements of Changes in Net Assets
28	Financial Highlights
31	Notes to Financial Statements
40	Information About Your Fund’s Expenses
42	Liquidity Risk Management
43	Advisory Agreement Board Considerations and Fee Evaluation
48	Account Management Resources
50	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Stocks may decline in value. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2	|	DWS Equity Sector Strategy Fund

Letter to Shareholders
Dear Shareholder:
While 2022 began with a moderately positive outlook for the economy given good corporate earnings and continued support from central banks, that shifted in late February as a result of escalating tensions between Russia and Ukraine, leading to a major conflict and subsequently a war. The attack on Ukraine has created an incredible humanitarian crisis as well as an economic and geopolitical emergency. At the time of this letter, our investors are focused on continuously assessing risks and forming opinions on the impact of this crisis on inflation, global trade, and the future of the world economy. As the current situation changes each day there is great uncertainty, and as such, we expect volatility to remain high until this conflict is resolved.
Our CIO Office expects that decisive interventions by central banks and other authorities will help ease current stress on financial systems. We also expect that the U.S. Federal Reserve (the “Fed” ) will remain on its course to fight increasing inflation expectations by increasing the key interest rates several times over the course of the year. Even more than the Fed, we believe that the European Central Bank (the “ECB” ) will focus on fighting recession and financial security risks as an immediate priority by continuing to monitor the impact of higher energy prices and dependencies on Russian gas imports. This may delay ECB changes to the net asset purchasing program. Our view is that the scope and pace of a future recovery from the resolution of the Ukraine crisis is likely to remain uneven among regions, asset classes and investment sectors.
In our view, the current market environment is one that underscores the value and importance of active portfolio management. We also believe that the strong partnership between our portfolio managers and our CIO Office, which synthesizes the views of more than 900 DWS economists, analysts and investment professionals around the world, makes an important difference in executing strategic and tactical decisions for the DWS Funds. As always, thank you for your trust. We welcome the opportunity to help you navigate these unusual times. For ongoing updates to our market and economic outlook, please visit the “Insights”  section of dws.com.
Best regards,
Hepsen Uzcan
President, DWS Funds
Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.
DWS Equity Sector Strategy Fund	|	3

Performance Summary	February 28, 2022 (Unaudited)
Class A	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/22
Unadjusted for Sales Charge	–4.09%	7.95%	8.25%	6.20%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–9.61%	1.74%	6.98%	5.57%
S&P 500® Index†	–2.62%	16.39%	15.17%	14.59%
Average Annual Total Returns as of 12/31/21 (most recent calendar quarter end)
Unadjusted for Sales Charge		20.38%	10.85%	7.89%
Adjusted for the Maximum Sales Charge (max 5.75% load)		13.46%	9.54%	7.26%
S&P 500® Index†		28.71%	18.47%	16.55%
Class C	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/22
Unadjusted for Sales Charge	–4.47%	7.08%	7.42%	5.40%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–5.19%	7.08%	7.42%	5.40%
S&P 500® Index†	–2.62%	16.39%	15.17%	14.59%
Average Annual Total Returns as of 12/31/21 (most recent calendar quarter end)
Unadjusted for Sales Charge		19.37%	10.01%	7.09%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		19.37%	10.01%	7.09%
S&P 500® Index†		28.71%	18.47%	16.55%
Class S	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 2/28/22
No Sales Charges	–3.99%	8.24%	8.52%	6.46%
S&P 500® Index†	–2.62%	16.39%	15.17%	14.59%
Average Annual Total Returns as of 12/31/21 (most recent calendar quarter end)
No Sales Charges		20.68%	11.13%	8.16%
S&P 500® Index†		28.71%	18.47%	16.55%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2021 are 0.99%, 1.83% and 0.76% for Class A, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
4	|	DWS Equity Sector Strategy Fund

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
On each of August 9, 2021, July 29, 2019 and October 19, 2015, the Fund’s investment strategy changed. In addition, prior to July 8, 2013, the Fund had a sub-advisor and a different portfolio management team that operated with a different investment strategy. Performance would have been different if the Fund’s current investment strategy had been in effect during the prior periods.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended February 28

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.
The growth of $10,000 is cumulative.
Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
†	S&P 500 Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
‡	Total returns shown for periods less than one year are not annualized.

DWS Equity Sector Strategy Fund	|	5

	Class A	Class C	Class S
Net Asset Value
2/28/22	$14.24	$14.02	$14.28
8/31/21	$19.81	$19.65	$19.83
Distribution Information as of 2/28/22
Capital Gain Distributions	$ 5.08	$ 5.08	$ 5.08
6	|	DWS Equity Sector Strategy Fund

Portfolio Management Team
David Bianco, CFA, Chief Investment Officer Americas
Portfolio Manager of the Fund. Began managing the Fund in 2021.
—
Rejoined DWS in 2012 with 15 years of industry experience; previously worked as Chief US Equity Strategist at Deutsche Bank and, before rejoining, at BofA Merrill Lynch and at UBS, as the Valuation & Accounting Strategist at UBS, a Quantitative Strategist at Deutsche Bank and an industry equity analyst at Deutsche Bank, Credit Suisse and at NatWest Markets.
—
Chief Investment Strategist and Head of US Active Equity Management: New York.
—
BS in Economics, University of Pennsylvania.
Di Kumble, CFA, Senior Portfolio Manager Equity
Portfolio Manager of the Fund. Began managing the Fund in 2021.
—
Joined DWS in 2003 with seven years of industry experience. Prior to joining, she served as a Portfolio Manager at Graham Capital Management. Previously, she worked as a Quantitative Strategist at ITG Inc. and Morgan Stanley.
—
Senior Portfolio Manager, Head of Tax Managed Equities: New York.
—
BS, Beijing University; PhD in Chemistry, Princeton University.
Dokyoung Lee, CFA, Regional Head of Multi Asset & Solutions
Portfolio Manager of the Fund. Began managing the Fund in 2018.
—
Joined DWS in 2018 with 24 years of industry experience; previously, worked as Head of Research and Portfolio Manager in the Global Multi-Asset Group at Oppenheimer Funds, and in research and portfolio management roles at AllianceBernstein.
—
Americas Multi-Asset Head: New York.
—
BSE, Princeton University.
DWS Equity Sector Strategy Fund	|	7

Portfolio Summary	(Unaudited)
Asset Allocation (As a % of Investment Portfolio)	2/28/22	8/31/21
Common Stocks	97%	97%
Cash Equivalents	3%	3%
Exchange-Traded Funds	0%	—
	100%	100%
Sector Diversification (As a % of Common Stocks)	2/28/22	8/31/21
Information Technology	28%	29%
Health Care	18%	18%
Financials	12%	14%
Communication Services	11%	11%
Consumer Discretionary	11%	12%
Industrials	8%	5%
Consumer Staples	5%	5%
Real Estate	3%	3%
Utilities	3%	3%
Energy	1%	—
	100%	100%

8	|	DWS Equity Sector Strategy Fund

Ten Largest Equity Holdings at February 28, 2022 (28.9% of Net Assets)
1 Apple, Inc.	6.6%
Designs, manufactures and markets personal computers and related computing and mobile-communication devices
2 Microsoft Corp.	5.8%
Develops, manufactures, licenses, sells and supports software products
3 Alphabet, Inc.	4.4%
Holding company with subsidiaries that provide Web-based search, maps, hardware products and various software applications
4 Amazon.com, Inc.	3.3%
Online retailer offering a wide range of products
5 Johnson & Johnson	1.6%
Provider of health care products
6 Berkshire Hathaway, Inc.	1.6%
Holding company of insurance business and a variety of other businesses
7 NVIDIA Corp.	1.5%
Designs, develops and markets three dimensional (3D) graphic processors
8 Meta Platforms, Inc.	1.4%
Operator of social networking Web site
9 UnitedHealth Group, Inc.	1.4%
Operator of organized health systems
10 JPMorgan Chase & Co.	1.3%
Provider of global financial services
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 10. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 48 for contact information.
DWS Equity Sector Strategy Fund	|	9

Investment Portfolio	as of February 28, 2022 (Unaudited)
	Shares	Value ($)
Common Stocks 96.1%
Communication Services 10.3%
Diversified Telecommunication Services 1.3%
AT&T, Inc.	18,845	446,438
Lumen Technologies, Inc.	2,486	25,755
Verizon Communications, Inc.	10,948	587,579
		1,059,772
Entertainment 1.7%
Activision Blizzard, Inc.	1,541	125,591
Electronic Arts, Inc.	686	89,242
Live Nation Entertainment, Inc.*	335	40,475
Netflix, Inc.*	1,135	447,780
Take-Two Interactive Software, Inc.*	284	46,008
Walt Disney Co.*	4,515	670,297
		1,419,393
Interactive Media & Services 6.0%
Alphabet, Inc. “A” *	707	1,909,706
Alphabet, Inc. “C” *	657	1,772,468
Match Group, Inc.*	678	75,590
Meta Platforms, Inc. “A” *	5,654	1,193,164
Twitter, Inc.*	1,887	67,083
		5,018,011
Media 1.3%
Charter Communications, Inc. “A” *	380	228,676
Comcast Corp. “A”	13,839	647,112
Fox Corp. “A”	971	40,617
Interpublic Group of Companies, Inc.	1,200	44,160
Omnicom Group, Inc.	632	53,018
Paramount Global “B”	1,870	57,241
		1,070,824
Consumer Discretionary 10.2%
Auto Components 0.5%
Aptiv PLC*	2,358	305,219
BorgWarner, Inc.	2,082	85,383
		390,602
Hotels, Restaurants & Leisure 2.8%
Booking Holdings, Inc.*	135	293,254
The accompanying notes are an integral part of the financial statements.
10	|	DWS Equity Sector Strategy Fund

	Shares	Value ($)
Caesars Entertainment, Inc.*	716	60,280
Carnival Corp.*	2,689	54,667
Chipotle Mexican Grill, Inc.*	91	138,625
Darden Restaurants, Inc.	426	61,864
Domino’s Pizza, Inc.	118	51,001
Expedia Group, Inc.*	485	95,113
Hilton Worldwide Holdings, Inc.*	914	136,058
Las Vegas Sands Corp.*	1,098	47,060
Marriott International, Inc. “A” *	894	152,105
McDonald’s Corp.	2,404	588,427
MGM Resorts International	1,264	55,983
Norwegian Cruise Line Holdings Ltd.*	1,240	24,168
Royal Caribbean Cruises Ltd.*	734	59,248
Starbucks Corp.	3,871	355,319
Wynn Resorts Ltd.*	338	29,244
Yum! Brands, Inc.	944	115,715
		2,318,131
Household Durables 1.1%
D.R. Horton, Inc.	2,337	199,580
Garmin Ltd.	1,030	113,753
Lennar Corp. “A”	1,973	177,333
Mohawk Industries, Inc.*	383	53,919
Newell Brands, Inc.	2,594	61,608
NVR, Inc.*	23	114,044
PulteGroup, Inc.	1,802	89,487
Whirlpool Corp.	427	85,942
		895,666
Internet & Direct Marketing Retail 3.4%
Amazon.com, Inc.*	894	2,745,707
eBay, Inc.	1,295	70,694
Etsy, Inc.*	255	39,497
		2,855,898
Specialty Retail 1.5%
AutoZone, Inc.*	36	67,082
Best Buy Co., Inc.	369	35,660
CarMax, Inc.*	274	29,956
Home Depot, Inc.	1,759	555,545
Lowe’s Companies, Inc.	1,161	256,651
O’Reilly Automotive, Inc.*	113	73,364
Ross Stores, Inc.	602	55,017
The accompanying notes are an integral part of the financial statements.
DWS Equity Sector Strategy Fund	|	11

	Shares	Value ($)
TJX Companies, Inc.	2,041	134,910
Tractor Supply Co.	187	38,109
Ulta Beauty, Inc.*	90	33,705
		1,279,999
Textiles, Apparel & Luxury Goods 0.9%
NIKE, Inc. “B”	4,421	603,688
Tapestry, Inc.	967	39,550
VF Corp.	1,136	65,911
		709,149
Consumer Staples 5.0%
Beverages 1.5%
Brown-Forman Corp. “B”	408	26,614
Coca-Cola Co.	8,581	534,081
Constellation Brands, Inc. “A”	367	79,133
Monster Beverage Corp.*	853	71,993
PepsiCo, Inc.	3,057	500,553
		1,212,374
Food & Staples Retailing 1.1%
Costco Wholesale Corp.	785	407,611
Kroger Co.	1,179	55,177
Sysco Corp.	894	77,868
Walgreens Boots Alliance, Inc.	1,256	57,889
Walmart, Inc.	2,494	337,089
		935,634
Household Products 1.1%
Church & Dwight Co., Inc.	424	41,489
Clorox Co.	218	31,782
Colgate-Palmolive Co.	1,454	111,885
Kimberly-Clark Corp.	588	76,528
Procter & Gamble Co.	4,238	660,662
		922,346
Personal Products 0.2%
Estee Lauder Companies, Inc. “A”	517	153,202
Tobacco 1.1%
Altria Group, Inc.	6,456	331,128
Philip Morris International, Inc.	5,521	558,008
		889,136
The accompanying notes are an integral part of the financial statements.
12	|	DWS Equity Sector Strategy Fund

	Shares	Value ($)
Energy 1.1%
Energy Equipment & Services
Baker Hughes Co.	7,025	206,394
Halliburton Co.	7,056	236,588
Schlumberger NV	11,082	434,858
		877,840
Financials 11.6%
Banks 4.8%
Bank of America Corp.	18,313	809,435
Citigroup, Inc.	4,993	295,735
Citizens Financial Group, Inc.	1,059	55,513
Comerica, Inc.	327	31,225
Fifth Third Bancorp.	1,707	81,663
First Republic Bank	470	81,432
Huntington Bancshares, Inc.	3,588	55,686
JPMorgan Chase & Co.	7,573	1,073,851
KeyCorp.	2,322	58,212
M&T Bank Corp.	321	58,496
People’s United Financial, Inc.	1,067	22,492
PNC Financial Services Group, Inc.	1,063	211,803
Regions Financial Corp.	2,397	57,983
Signature Bank	153	52,768
SVB Financial Group*	152	92,112
Truist Financial Corp.	3,289	204,642
U.S. Bancorp.	3,370	190,540
Wells Fargo & Co.	10,026	535,088
Zions Bancorp NA	391	27,718
		3,996,394
Capital Markets 2.6%
Bank of New York Mellon Corp.	1,608	85,465
BlackRock, Inc.	305	226,886
Charles Schwab Corp.	3,262	275,509
CME Group, Inc.	751	177,634
FactSet Research Systems, Inc.	79	32,081
Intercontinental Exchange, Inc.	1,181	151,310
MarketAxess Holdings, Inc.	81	30,896
Moody’s Corp.	348	112,066
Morgan Stanley	3,161	286,829
MSCI, Inc.	176	88,297
The accompanying notes are an integral part of the financial statements.
DWS Equity Sector Strategy Fund	|	13

	Shares	Value ($)
Nasdaq, Inc.	248	42,445
Northern Trust Corp.	439	50,002
Raymond James Financial, Inc.	401	43,970
S&P Global, Inc.	514	193,110
State Street Corp.	786	67,069
T. Rowe Price Group, Inc.	482	69,678
The Goldman Sachs Group, Inc.	764	260,746
		2,193,993
Diversified Financial Services 1.6%
Berkshire Hathaway, Inc. “B” *	3,990	1,282,586
Insurance 2.6%
Aflac, Inc.	1,755	107,213
Allstate Corp.	827	101,192
American International Group, Inc.	2,418	148,078
Aon PLC “A”	633	184,925
Arthur J. Gallagher & Co.	602	95,230
Brown & Brown, Inc.	683	46,178
Chubb Ltd.	1,242	252,921
Cincinnati Financial Corp.	437	53,659
Everest Re Group Ltd.	113	33,699
Globe Life, Inc.	268	27,057
Hartford Financial Services Group, Inc.	991	68,855
Lincoln National Corp.	497	33,508
Loews Corp.	581	35,639
Marsh & McLennan Companies, Inc.	1,469	228,297
MetLife, Inc.	2,054	138,748
Principal Financial Group, Inc.	716	50,578
Progressive Corp.	1,674	177,327
Prudential Financial, Inc.	1,099	122,714
Travelers Companies, Inc.	703	120,796
W.R. Berkley Corp.	404	36,481
Willis Towers Watson PLC	360	80,028
		2,143,123
Health Care 17.3%
Biotechnology 3.3%
AbbVie, Inc.	6,940	1,025,524
Amgen, Inc.	2,240	507,315
Biogen, Inc.*	594	125,340
Gilead Sciences, Inc.	5,051	305,081
Incyte Corp.*	741	50,610
The accompanying notes are an integral part of the financial statements.
14	|	DWS Equity Sector Strategy Fund

	Shares	Value ($)
Moderna, Inc.*	1,529	234,854
Regeneron Pharmaceuticals, Inc.*	421	260,330
Vertex Pharmaceuticals, Inc.*	1,018	234,160
		2,743,214
Health Care Equipment & Supplies 3.4%
Abbott Laboratories	4,534	546,891
ABIOMED, Inc.*	119	36,978
Align Technology, Inc.*	199	101,781
Baxter International, Inc.	1,266	107,572
Becton, Dickinson & Co.	733	198,848
Boston Scientific Corp.*	3,661	161,706
DENTSPLY SIRONA, Inc.	562	30,427
DexCom, Inc.*	255	105,547
Edwards Lifesciences Corp.*	1,614	181,365
Hologic, Inc.*	644	45,833
IDEXX Laboratories, Inc.*	219	116,585
Intuitive Surgical, Inc.*	941	273,200
Medtronic PLC	3,442	361,376
ResMed, Inc.	387	95,492
STERIS PLC	258	61,920
Stryker Corp.	871	229,378
Teleflex, Inc.	119	40,021
The Cooper Companies, Inc.	128	52,355
Zimmer Biomet Holdings, Inc.	533	67,792
		2,815,067
Health Care Providers & Services 3.3%
AmerisourceBergen Corp.	379	54,019
Anthem, Inc.	610	275,628
Cardinal Health, Inc.	708	38,239
Centene Corp.*	1,486	122,773
Cigna Corp.	833	198,071
CVS Health Corp.	3,339	346,087
HCA Healthcare, Inc.	616	154,191
Henry Schein, Inc.*	352	30,406
Humana, Inc.	323	140,285
Laboratory Corp. of America Holdings*	242	65,645
McKesson Corp.	386	106,135
Quest Diagnostics, Inc.	313	41,088
The accompanying notes are an integral part of the financial statements.
DWS Equity Sector Strategy Fund	|	15

	Shares	Value ($)
UnitedHealth Group, Inc.	2,383	1,133,998
Universal Health Services, Inc. “B”	187	26,915
		2,733,480
Health Care Technology 0.1%
Cerner Corp.	1,096	102,202
Life Sciences Tools & Services 2.1%
Agilent Technologies, Inc.	799	104,158
Bio-Rad Laboratories, Inc. “A” *	58	36,306
Bio-Techne Corp.	104	43,619
Charles River Laboratories International, Inc.*	135	39,307
Danaher Corp.	1,657	454,697
Illumina, Inc.*	423	138,152
IQVIA Holdings, Inc.*	500	115,060
Mettler-Toledo International, Inc.*	60	84,524
PerkinElmer, Inc.	332	59,630
Thermo Fisher Scientific, Inc.	1,017	553,248
Waters Corp.*	160	50,677
West Pharmaceutical Services, Inc.	194	75,093
		1,754,471
Pharmaceuticals 5.1%
Bristol-Myers Squibb Co.	6,792	466,407
Catalent, Inc.*	545	55,612
Eli Lilly & Co.	2,399	599,630
Johnson & Johnson	8,087	1,330,877
Merck & Co., Inc.	7,710	590,432
Pfizer, Inc.	17,431	818,211
Viatris, Inc.	3,738	41,155
Zoetis, Inc.	1,472	285,053
		4,187,377
Industrials 7.3%
Aerospace & Defense 2.4%
Boeing Co.*	1,803	370,228
General Dynamics Corp.	760	178,182
Howmet Aerospace, Inc.	1,277	45,870
L3Harris Technologies, Inc.	635	160,217
Lockheed Martin Corp.	790	342,702
Northrop Grumman Corp.	487	215,322
Raytheon Technologies Corp.	4,950	508,365
The accompanying notes are an integral part of the financial statements.
16	|	DWS Equity Sector Strategy Fund

	Shares	Value ($)
Textron, Inc.	730	53,385
TransDigm Group, Inc.*	174	115,986
		1,990,257
Airlines 0.5%
Alaska Air Group, Inc.*	584	32,786
American Airlines Group, Inc.*	3,073	53,009
Delta Air Lines, Inc.*	2,998	119,680
Southwest Airlines Co.*	2,743	120,144
United Airlines Holdings, Inc.*	1,525	67,710
		393,329
Electrical Equipment 1.0%
AMETEK, Inc.	966	125,377
Eaton Corp. PLC	1,684	259,824
Emerson Electric Co.	2,490	231,371
Generac Holdings, Inc.*	270	85,177
Rockwell Automation, Inc.	489	130,358
		832,107
Industrial Conglomerates 1.6%
3M Co.	2,016	299,678
General Electric Co.	3,842	366,950
Honeywell International, Inc.	2,448	464,508
Roper Technologies, Inc.	370	165,841
		1,296,977
Machinery 1.4%
Caterpillar, Inc.	1,203	225,659
Cummins, Inc.	322	65,727
Deere & Co.	623	224,292
Dover Corp.	322	50,509
Fortive Corp.	798	51,670
IDEX Corp.	172	33,007
Illinois Tool Works, Inc.	637	137,809
Ingersoll Rand, Inc.	922	46,579
Otis Worldwide Corp.	952	74,570
PACCAR, Inc.	780	71,612
Parker-Hannifin Corp.	288	85,360
Stanley Black & Decker, Inc.	370	60,199
Westinghouse Air Brake Technologies Corp.	429	39,820
Xylem, Inc.	408	36,292
		1,203,105
The accompanying notes are an integral part of the financial statements.
DWS Equity Sector Strategy Fund	|	17

	Shares	Value ($)
Road & Rail 0.4%
CSX Corp.	2,595	87,997
Norfolk Southern Corp.	288	73,878
Old Dominion Freight Line, Inc.	106	33,287
Union Pacific Corp.	753	185,200
		380,362
Information Technology 27.4%
Communications Equipment 1.1%
Arista Networks, Inc.*	602	73,883
Cisco Systems, Inc.	11,398	635,667
F5, Inc.*	168	33,743
Juniper Networks, Inc.	870	29,397
Motorola Solutions, Inc.	455	100,296
		872,986
Electronic Equipment, Instruments & Components 0.8%
Amphenol Corp. “A”	1,749	132,941
CDW Corp.	392	67,604
Corning, Inc.	2,225	89,890
Keysight Technologies, Inc.*	544	85,609
TE Connectivity Ltd.	944	134,454
Teledyne Technologies, Inc.*	136	58,396
Trimble, Inc.*	729	50,848
Zebra Technologies Corp. “A” *	156	64,481
		684,223
IT Services 4.5%
Accenture PLC “A”	1,511	477,506
Akamai Technologies, Inc.*	385	41,680
Automatic Data Processing, Inc.	1,004	205,258
Broadridge Financial Solutions, Inc.	275	40,208
Cognizant Technology Solutions Corp. “A”	1,253	107,921
EPAM Systems, Inc.*	144	29,916
Fidelity National Information Services, Inc.	1,481	141,036
Fiserv, Inc.*	1,437	140,352
FleetCor Technologies, Inc.*	196	45,903
Gartner, Inc.*	200	56,084
Global Payments, Inc.	700	93,366
International Business Machines Corp.	2,135	261,559
Jack Henry & Associates, Inc.	178	31,470
MasterCard, Inc. “A”	2,079	750,145
The accompanying notes are an integral part of the financial statements.
18	|	DWS Equity Sector Strategy Fund

	Shares	Value ($)
Paychex, Inc.	769	91,557
PayPal Holdings, Inc.*	2,834	317,210
VeriSign, Inc.*	235	50,224
Visa, Inc. “A”	3,936	850,648
		3,732,043
Semiconductors & Semiconductor Equipment 5.5%
Advanced Micro Devices, Inc.*	3,352	413,436
Analog Devices, Inc.	1,092	175,037
Applied Materials, Inc.	1,947	261,287
Broadcom, Inc.	836	491,100
Enphase Energy, Inc.*	279	46,509
Intel Corp.	8,138	388,182
KLA Corp.	321	111,868
Lam Research Corp.	297	166,721
Microchip Technology, Inc.	1,160	81,583
Micron Technology, Inc.	2,307	205,000
Monolithic Power Systems, Inc.	90	41,283
NVIDIA Corp.	5,115	1,247,293
NXP Semiconductors NV	542	103,045
Qorvo, Inc.*	220	30,092
QUALCOMM, Inc.	2,325	399,877
Skyworks Solutions, Inc.	334	46,149
SolarEdge Technologies, Inc.*	109	34,817
Teradyne, Inc.	340	40,093
Texas Instruments, Inc.	1,864	316,861
		4,600,233
Software 8.6%
Adobe, Inc.*	1,014	474,228
ANSYS, Inc.*	189	61,272
Autodesk, Inc.*	475	104,609
Cadence Design Systems, Inc.*	614	92,978
Fortinet, Inc.*	289	99,566
Intuit, Inc.	609	288,891
Microsoft Corp.	16,172	4,832,032
NortonLifeLock, Inc.	1,228	35,587
Oracle Corp.	3,474	263,920
Paycom Software, Inc.*	105	35,617
salesforce.com, Inc.*	2,105	443,166
ServiceNow, Inc.*	425	246,466
The accompanying notes are an integral part of the financial statements.
DWS Equity Sector Strategy Fund	|	19

	Shares	Value ($)
Synopsys, Inc.*	333	104,026
Tyler Technologies, Inc.*	89	38,115
		7,120,473
Technology Hardware, Storage & Peripherals 6.9%
Apple, Inc.	33,247	5,489,744
Hewlett Packard Enterprise Co.	2,775	44,178
HP, Inc.	2,463	84,629
NetApp, Inc.	478	37,466
Seagate Technology Holdings PLC	444	45,803
Western Digital Corp.*	678	34,537
		5,736,357
Real Estate 3.0%
Equity Real Estate Investment Trusts (REITs) 2.8%
Alexandria Real Estate Equities, Inc.	361	68,373
American Tower Corp.	1,151	261,127
AvalonBay Communities, Inc.	354	84,461
Boston Properties, Inc.	363	44,398
Crown Castle International Corp.	1,091	181,750
Digital Realty Trust, Inc.	716	96,603
Duke Realty Corp.	973	51,569
Equinix, Inc.	228	161,818
Equity Residential	866	73,870
Essex Property Trust, Inc.	165	52,333
Extra Space Storage, Inc.	344	64,724
Healthpeak Properties, Inc.	1,360	42,242
Host Hotels & Resorts, Inc.	1,826	33,361
Iron Mountain, Inc.	742	36,492
Kimco Realty Corp.	1,565	36,824
Mid-America Apartment Communities, Inc.	292	59,746
Prologis, Inc.	1,857	270,843
Public Storage	387	137,393
Realty Income Corp.	1,464	96,756
Regency Centers Corp.	394	25,961
SBA Communications Corp.	275	83,432
Simon Property Group, Inc.	839	115,413
UDR, Inc.	735	40,329
Ventas, Inc.	1,019	55,026
Welltower, Inc.	1,102	91,786
Weyerhaeuser Co.	1,971	76,632
		2,343,262
The accompanying notes are an integral part of the financial statements.
20	|	DWS Equity Sector Strategy Fund

	Shares	Value ($)
Real Estate Management & Development 0.2%
CBRE Group, Inc. “A” *	1,157	112,056
Utilities 2.9%
Electric Utilities 1.9%
Alliant Energy Corp.	654	38,194
American Electric Power Co., Inc.	1,317	119,386
Constellation Energy Corp.	849	39,037
Duke Energy Corp.	2,039	204,736
Edison International	986	62,532
Entergy Corp.	527	55,446
Evergy, Inc.	607	37,883
Eversource Energy	898	73,456
Exelon Corp.	2,548	108,443
FirstEnergy Corp.	1,412	59,092
NextEra Energy, Inc.	5,215	408,178
NRG Energy, Inc.	645	24,407
PPL Corp.	1,954	51,136
Southern Co.	2,777	179,866
Xcel Energy, Inc.	1,410	94,935
		1,556,727
Independent Power & Renewable Electricity Producers 0.0%
AES Corp.	1,465	31,102
Multi-Utilities 1.0%
Ameren Corp.	774	66,525
CenterPoint Energy, Inc.	1,898	51,910
CMS Energy Corp.	874	55,945
Consolidated Edison, Inc.	1,077	92,374
Dominion Energy, Inc.	2,443	194,292
DTE Energy Co.	584	71,009
Public Service Enterprise Group, Inc.	1,512	98,023
Sempra Energy	970	139,894
WEC Energy Group, Inc.	948	86,154
		856,126
Total Common Stocks (Cost $82,234,170)		79,701,609
Exchange-Traded Funds 0.6%
Energy Select Sector SPDR Fund (Cost $465,360)	7,000	494,060
The accompanying notes are an integral part of the financial statements.
DWS Equity Sector Strategy Fund	|	21

	Shares	Value ($)
Cash Equivalents 2.7%
DWS Central Cash Management Government Fund, 0.06% (a) (Cost $2,291,130)	2,291,130	2,291,130
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $84,990,660)	99.4	82,486,799
Other Assets and Liabilities, Net	0.6	480,941
Net Assets	100.0	82,967,740
A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2022 are as follows:
Value ($) at 8/31/2021	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 2/28/2022	Value ($) at 2/28/2022
Cash Equivalents 2.7%
DWS Central Cash Management Government Fund, 0.06% (a)
2,778,020	5,929,980	6,416,870	—	—	419	—	2,291,130	2,291,130
*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
SPDR: Standard & Poor’s Depositary Receipt
The accompanying notes are an integral part of the financial statements.
22	|	DWS Equity Sector Strategy Fund

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$79,701,609	$—	$—	$79,701,609
Exchange-Traded Funds	494,060	—	—	494,060
Short-Term Investments	2,291,130	—	—	2,291,130
Total	$82,486,799	$ —	$ —	$82,486,799
(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.
DWS Equity Sector Strategy Fund	|	23

Statement of Assets and Liabilities
as of February 28, 2022 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $82,699,530)	$ 80,195,669
Investment in DWS Central Cash Management Government Fund (cost $2,291,130)	2,291,130
Cash	64
Receivable for investments sold	463,676
Receivable for Fund shares sold	7,633
Dividends receivable	92,602
Interest receivable	130
Other assets	34,046
Total assets	83,084,950
Liabilities
Payable for Fund shares redeemed	24,779
Accrued Trustees' fees	733
Other accrued expenses and payables	91,698
Total liabilities	117,210
Net assets, at value	$ 82,967,740
Net Assets Consist of
Distributable earnings (loss)	(4,215,764)
Paid-in capital	87,183,504
Net assets, at value	$ 82,967,740
The accompanying notes are an integral part of the financial statements.
24	|	DWS Equity Sector Strategy Fund

Statement of Assets and Liabilities as of February 28, 2022 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($34,095,323 ÷ 2,394,233 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 14.24
Maximum offering price per share (100 ÷ 94.25 of $14.24)	$ 15.11
Class C
Net Asset Value, offering and redemption price
(subject to contingent deferred sales charge) per share
($837,449 ÷ 59,718 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 14.02
Class S
Net Asset Value, offering and redemption price per share ($48,034,968 ÷ 3,363,227 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 14.28
The accompanying notes are an integral part of the financial statements.
DWS Equity Sector Strategy Fund	|	25

Statement of Operations
for the six months ended February 28, 2022 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $97)	$ 607,587
Income distributions — DWS Central Cash Management Government Fund	419
Total income	608,006
Expenses:
Management fee	131,069
Administration fee	42,945
Services to shareholders	76,236
Distribution and service fees	48,167
Custodian fee	2,534
Audit fee	24,115
Legal fees	11,546
Tax fees	3,940
Reports to shareholders	12,017
Registration fees	22,806
Trustees' fees and expenses	2,298
Other	4,592
Total expenses before expense reductions	382,265
Expense reductions	(119,961)
Total expenses after expense reductions	262,304
Net investment income	345,702
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	476,491
Change in net unrealized appreciation (depreciation) on investments	(4,323,524)
Net gain (loss)	(3,847,033)
Net increase (decrease) in net assets resulting from operations	$ (3,501,331)
The accompanying notes are an integral part of the financial statements.
26	|	DWS Equity Sector Strategy Fund

Statements of Changes in Net Assets
	Six Months Ended February 28, 2022	Year Ended August 31,
Increase (Decrease) in Net Assets	(Unaudited)	2021
Operations:
Net investment income	$ 345,702	$ 763,638
Net realized gain (loss)	476,491	23,363,217
Change in net unrealized appreciation (depreciation)	(4,323,524)	(4,562,053)
Net increase (decrease) in net assets resulting from operations	(3,501,331)	19,564,802
Distributions to shareholders:
Class A	(9,443,677)	(599,295)
Class C	(228,655)	(12,735)
Class S	(13,274,465)	(956,259)
Total distributions	(22,946,797)	(1,568,289)
Fund share transactions:
Proceeds from shares sold	1,157,477	2,764,076
Reinvestment of distributions	22,466,339	1,531,544
Payments for shares redeemed	(5,753,916)	(10,024,675)
Net increase (decrease) in net assets from Fund share transactions	17,869,900	(5,729,055)
Increase (decrease) in net assets	(8,578,228)	12,267,458
Net assets at beginning of period	91,545,968	79,278,510
Net assets at end of period	$ 82,967,740	$ 91,545,968

The accompanying notes are an integral part of the financial statements.
DWS Equity Sector Strategy Fund	|	27

Financial Highlights
DWS Equity Sector Strategy Fund — Class A
	Six Months Ended 2/28/22	Years Ended August 31,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$19.81	$16.02	$15.64	$15.88	$15.73	$14.61
Income (loss) from investment operations:
Net investment income[a]	.06	.14	.18	.34	.28	.26
Net realized and unrealized gain (loss)	(.55)	3.96	1.43	(.29)	.13	1.31
Total from investment operations	(.49)	4.10	1.61	.05	.41	1.57
Less distributions from:
Net investment income	—	(.31)	(1.18)	(.29)	(.26)	(.45)
Net realized gains	(5.08)	—	(.05)	—	—	—
Total distributions	(5.08)	(.31)	(1.23)	(.29)	(.26)	(.45)
Net asset value, end of period	$14.24	$19.81	$16.02	$15.64	$15.88	$15.73
Total Return (%)[b,c]	(4.09) *	25.86 [d]	10.44 [d]	.56 [d]	2.59 [d]	11.05 [d]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	34	37	32	33	37	39
Ratio of expenses before expense reductions (%)	.99 **	.81 [e]	.86 [e]	.87 [e]	.83 [e]	.83 [e]
Ratio of expenses after expense reductions (%)	.73 **	.76 [e]	.71 [e]	.69 [e]	.70 [e]	.63 [e]
Ratio of net investment income (%)	.64 **	.78	1.19	2.24	1.75	1.74
Portfolio turnover rate (%)	26 *	136	63	93	35	11
[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[e]	The Fund invested in other funds and indirectly bore its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund was invested. This ratio does not include these indirect fees and expenses.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
28	|	DWS Equity Sector Strategy Fund

DWS Equity Sector Strategy Fund — Class C
	Six Months Ended 2/28/22	Years Ended August 31,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$19.65	$15.90	$15.52	$15.75	$15.60	$14.49
Income (loss) from investment operations:
Net investment income (loss)[a]	(.01)	(.01)	.07	.23	.18	.15
Net realized and unrealized gain (loss)	(.54)	3.93	1.40	(.28)	.11	1.30
Total from investment operations	(.55)	3.92	1.47	(.05)	.29	1.45
Less distributions from:
Net investment income	—	(.17)	(1.04)	(.18)	(.14)	(.34)
Net realized gains	(5.08)	—	(.05)	—	—	—
Total distributions	(5.08)	(.17)	(1.09)	(.18)	(.14)	(.34)
Net asset value, end of period	$14.02	$19.65	$15.90	$15.52	$15.75	$15.60
Total Return (%)[b,c]	(4.47) *	24.84 [d]	9.57 [d]	(.15) [d]	1.82 [d]	10.27 [d]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	1	1	1	2	7
Ratio of expenses before expense reductions (%)	1.86 **	1.65 [e]	1.69 [e]	1.65 [e]	1.59 [e]	1.60 [e]
Ratio of expenses after expense reductions (%)	1.48 **	1.58 [e]	1.46 [e]	1.44 [e]	1.45 [e]	1.38 [e]
Ratio of net investment income (loss) (%)	(.11) **	(.07)	.44	1.53	1.11	.99
Portfolio turnover rate (%)	26 *	136	63	93	35	11
[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[e]	The Fund invested in other funds and indirectly bore its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund was invested. This ratio does not include these indirect fees and expenses.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
DWS Equity Sector Strategy Fund	|	29

DWS Equity Sector Strategy Fund — Class S
	Six Months Ended 2/28/22	Years Ended August 31,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$19.83	$16.03	$15.66	$15.90	$15.75	$14.63
Income (loss) from investment operations:
Net investment income[a]	.08	.18	.22	.38	.33	.30
Net realized and unrealized gain (loss)	(.55)	3.97	1.43	(.29)	.12	1.31
Total from investment operations	(.47)	4.15	1.65	.09	.45	1.61
Less distributions from:
Net investment income	—	(.35)	(1.23)	(.33)	(.30)	(.49)
Net realized gains	(5.08)	—	(.05)	—	—	—
Total distributions	(5.08)	(.35)	(1.28)	(.33)	(.30)	(.49)
Net asset value, end of period	$14.28	$19.83	$16.03	$15.66	$15.90	$15.75
Total Return (%)[b]	(3.99) *	26.23 [c]	10.66 [c]	.82 [c]	2.85 [c]	11.32 [c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	48	53	46	46	51	56
Ratio of expenses before expense reductions (%)	.76 **	.58 [d]	.63 [d]	.65 [d]	.60 [d]	.61 [d]
Ratio of expenses after expense reductions (%)	.48 **	.53 [d]	.46 [d]	.44 [d]	.45 [d]	.38 [d]
Ratio of net investment income (%)	.89 **	1.01	1.44	2.50	2.03	1.99
Portfolio turnover rate (%)	26 *	136	63	93	35	11
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[d]	The Fund invested in other funds and indirectly bore its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund was invested. This ratio does not include these indirect fees and expenses.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
30	|	DWS Equity Sector Strategy Fund

Notes to Financial Statements	(Unaudited)
A.	Organization and Significant Accounting Policies
DWS Equity Sector Strategy Fund is a diversified series of Deutsche DWS Asset Allocation Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2
DWS Equity Sector Strategy Fund	|	31

includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities or ETFs are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of
32	|	DWS Equity Sector Strategy Fund

investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At February 28, 2022, the aggregate cost of investments for federal income tax purposes was $84,990,660. The net unrealized depreciation for all investments based on tax cost was $2,503,861. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $3,671,170 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $6,175,031.
The Fund has reviewed the tax positions for the open tax years as of August 31, 2021 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such
DWS Equity Sector Strategy Fund	|	33

period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.	Purchases and Sales of Securities
During the six months ended February 28, 2022, purchases and sales of investment securities (excluding short-term investments) aggregated $22,329,337 and $27,119,597, respectively.
C.	Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Restated Investment Management Agreement with the Advisor, the Fund pays a monthly management fee of: (a) 0.10% based on the Fund’s average daily net assets invested in exchange-traded funds and mutual funds, and (b) 0.30% on the Fund’s average daily net assets not covered in (a) above.
34	|	DWS Equity Sector Strategy Fund

Accordingly, for the six months ended February 28, 2022, the fee pursuant to the Restated Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.296% of the Fund’s average daily net assets.
For the period from September 1, 2021 through September 30, 2023, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	.73%
Class C	1.48%
Class S	.48%
For the six months ended February 28, 2022, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$ 46,561
Class C	1,687
Class S	71,713
$ 119,961
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended February 28, 2022, the Administration Fee was $42,945, of which $6,296 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing
DWS Equity Sector Strategy Fund	|	35

fee it receives from the Fund. For the six months ended February 28, 2022, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at February 28, 2022
Class A	$ 11,293	$ 3,818
Class C	561	171
Class S	30,967	10,395
	$ 42,821	$ 14,384
In addition, for the six months ended February 28, 2022, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$ 13,818
Class C	566
Class S	8,113
$ 22,497
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended February 28, 2022, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at February 28, 2022
Class C	$ 3,310	$ 490
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder
36	|	DWS Equity Sector Strategy Fund

accounts the firms service. For the six months ended February 28, 2022, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at February 28, 2022	Annualized Rate
Class A	$ 43,754	$ 14,108.24%
Class C	1,103	438.25%
	$ 44,857	$ 14,546
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended February 28, 2022 aggregated $376.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended February 28, 2022, there was no CDSC for Class C Shares. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended February 28, 2022, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $684, of which $247 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
D.	Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $375 million revolving credit facility provided by a syndication of banks.
DWS Equity Sector Strategy Fund	|	37

The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at February 28, 2022.
E.	Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	44,155	$ 708,124	70,356	$ 1,278,371
Class C	1,586	25,163	1,809	31,296
Class S	24,688	424,190	83,033	1,454,409
		$ 1,157,477		$ 2,764,076
Shares issued to shareholders in reinvestment of distributions
Class A	605,113	$ 9,197,715	34,013	$ 583,669
Class C	14,510	217,507	722	12,359
Class S	856,373	13,051,117	54,549	935,516
		$ 22,466,339		$ 1,531,544
Shares redeemed
Class A	(145,167)	$ (2,343,970)	(228,571)	$ (4,046,676)
Class C	(3,276)	(58,895)	(32,749)	(593,862)
Class S	(199,441)	(3,351,051)	(312,358)	(5,384,137)
		$ (5,753,916)		$ (10,024,675)
Net increase (decrease)
Class A	504,101	$ 7,561,869	(124,202)	$ (2,184,636)
Class C	12,820	183,775	(30,218)	(550,207)
Class S	681,620	10,124,256	(174,776)	(2,994,212)
		$ 17,869,900		$ (5,729,055)
38	|	DWS Equity Sector Strategy Fund

F.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.
DWS Equity Sector Strategy Fund	|	39

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2021 to February 28, 2022).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.
40	|	DWS Equity Sector Strategy Fund

Expenses and Value of a $1,000 Investment
for the six months ended February 28, 2022 (Unaudited)

Actual Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/21	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/22	$ 959.10	$ 955.30	$ 960.10
Expenses Paid per $1,000*	$ 3.55	$ 7.18	$ 2.33
Hypothetical 5% Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/21	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/22	$1,021.17	$1,017.46	$1,022.41
Expenses Paid per $1,000*	$ 3.66	$ 7.40	$ 2.41
*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios	Class A	Class C	Class S
DWS Equity Sector Strategy Fund	.73%	1.48%	.48%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
DWS Equity Sector Strategy Fund	|	41

Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule” ) under the Investment Company Act of 1940 (the “1940 Act” ), your Fund has adopted a liquidity risk management program (the “Program” ), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA” ) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee” ) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2022, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report” ) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2020 through November 30, 2021 (the “Reporting Period” ). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum”  as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.
42	|	DWS Equity Sector Strategy Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Equity Sector Strategy Fund’s (formerly DWS Multi-Asset Growth Allocation Fund) (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2021.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries
DWS Equity Sector Strategy Fund	|	43

throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2020, the Fund’s performance (Class A shares) was in the 3rd quartile, 4th quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2020. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to
44	|	DWS Equity Sector Strategy Fund

improve performance. The Board noted that effective August 9, 2021, the Fund’s strategy changed from a multi-asset growth allocation strategy to an equity sector allocation strategy. The Board also noted certain changes in the Fund’s portfolio management team that were made effective on August 9, 2021, in connection with the Fund’s strategy change. The Board observed that the Fund had experienced improved relative performance during the first seven months of 2021. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Fund fees and Broadridge data provided as of December 31, 2020). The Board noted that, effective July 29, 2019, DIMA agreed to reduce the Fund’s contractual management fee by 0.10% on assets invested in direct investments and that, effective August 9, 2021, DIMA agreed to further reduce the Fund’s contractual management fee by 0.25% on assets invested in direct investments, in connection with the Fund’s strategy change. Based on information previously provided to the Board, the Board noted that the Fund’s reduced contractual management fee in connection with the Fund’s strategy change was expected to be in the 1st quartile of the Fund’s new expense group. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Fund expenses and Broadridge data provided as of December 31, 2020, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees, but inclusive of acquired fund fees and expenses (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board also noted that DIMA agreed to lower the expense limitations in connection with the Fund’s strategy change and that information previously provided to the Board indicated that the new expense limitations were expected to be in the 1st quartile of the Fund’s new expense universe. The Board considered the
DWS Equity Sector Strategy Fund	|	45

Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for
46	|	DWS Equity Sector Strategy Fund

administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
DWS Equity Sector Strategy Fund	|	47

Account Management Resources
For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
48	|	DWS Equity Sector Strategy Fund

Investment Management	DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor” ), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.
DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.
	Class A	Class C	Class S
Nasdaq Symbol	SUPAX	SUPCX	SPGRX
CUSIP Number	25158W 783	25158W 817	25158W 825
Fund Number	482	782	2082
DWS Equity Sector Strategy Fund	|	49

Privacy Statement
FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes —such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

50	|	DWS Equity Sector Strategy Fund

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.
How does DWS collect my personal information?	We collect your personal information, for example, when you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments
Why can’t I limit all sharing?	Federal law gives you the right to limit only
— sharing for affiliates’ everyday business purposes
— information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB” ) name, such as
DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.
California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.
Rev. 12/2021
DWS Equity Sector Strategy Fund	|	51

222 South Riverside Plaza Chicago, IL 60606-5808
DESSF-3
(R-88912-1)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity Sector Strategy Fund, a series of Deutsche DWS Asset Allocation Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	4/29/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	4/29/2022

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	4/29/2022